ING PARTNERS, INC.

                         SUPPLEMENT DATED MAY 24, 2002
                               TO PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2002

The information in this Supplement updates and amends certain information contained in the May 1, 2002 Prospectus and Statement of Additional Information of ING Partners, Inc. (the "Fund"). You should read this Supplement along with the Prospectus and Statement of Additional Information.

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                  ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO


APPOINTMENT OF NEW INVESTMENT SUB-ADVISER

        Effective May 24, 2002, the Board of Directors of the Fund appointed Deutsche Asset Management Investment Services Limited ("DeAMIS") as investment sub-adviser for the ING Scudder International Growth Portfolio (the "Portfolio"). Deutsche Investment Management Americas Inc. (an affiliate of DeAMIS) will no longer serve as investment sub-adviser for the Portfolio. The principal business address of DeAMIS is One Appold Street, London, England. DeAMIS is a wholly owned subsidiary of Deutsche Asset Management Group Limited ("DeAMG"). DeAMG is owned by Deutsche Morgan Grenfell Group Plc which in turn is owned by DB Investments (GB) Limited, under the parent company Deutsche Bank AG. DeAMIS is both regulated by the Financial Services Authority in the UK and registered in the US as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO MANAGER

        The Portfolio is managed by a team of investment professionals. Alexander Tedder is the Lead Manager and is primarily responsible for the day-to-day management of the Portfolio. He works with the other members of the team in developing and executing the Portfolio's investment program. Mr. Tedder joined DeAMIS in 1994 as a Portfolio Manager and has twelve years of investment experience.

NEW INVESTMENT SUBADVISORY AGREEMENT

        A new Investment SubAdvisory Agreement (the "New Agreement") between ING Life Insurance and Annuity Company and DeAMIS became effective May 24, 2002. The terms of the New Agreement are substantially similar to the terms of the previous Investment SubAdvisory Agreement with Deutsche Investment Management Americas Inc., except for the effective date, the name of the sub-adviser and certain other terms and conditions.